Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligations

(in millions of Canadian dollars)	2014	2013

Opening balance, January 1	$24	$23
Accretion	1	1
Liabilities settled	(1)	–
Revision to estimated cash flows	(1)	–

Closing balance, December 31	$ 23	$ 24